Financing Arrangements - Additional Information (Detail) - USD ($)		1 Months Ended					12 Months Ended
	Dec. 31, 2011	Jul. 31, 2024	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2017	Dec. 31, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Line of Credit Facility [Line Items]
Outstanding letters of credit and bank guarantees							$ 80,880,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Five-year revolving credit facility	$ 500,000,000
Revolving credit facility, maturity term	5 years
Revolving credit facility, maturity period		2029-07	2026-03		2022-12	2019-12
Outstanding borrowings							0
Senior Notes [Member]
Line of Credit Facility [Line Items]
Long-term debt				$ 650,000,000
Debt Instrument, Maturity Date				Jun. 30, 2030
Debt interest rate				2.538%
Debt issue cost				$ 6,121,000
Interest expense debt							17,128,000	$ 17,066,000	$ 17,052,000
Long term debt fair value							579,774,000	521,164,000
Senior Notes [Member] | Long Term Debt [Member]
Line of Credit Facility [Line Items]
Noncurrent principal outstanding amount							650,000,000
Senior Notes [Member] | Accrued Liabilities [Member]
Line of Credit Facility [Line Items]
Accrued interest current							$ 4,831,000	$ 4,795,000